GAMING SUBCONCESSION, NET (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Gaming Subconcession, Net

	December 31,
	2020	2019
Deemed cost	$903,160	$898,959
Less: accumulated amortization	(818,497)	(757,519)

Gaming subconcession, net	$84,663	$141,440